Other reserves (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Beginning balance, Equity	$ 1,358,648	$ 1,743,556	$ 1,743,556
Other comprehensive income	44,192	131,790
Recognition of share-based payment expense	3,129	4,024
Ending balance, Equity	1,413,631	1,893,215	1,358,648
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(861,422)	(842,911)	(842,911)
Other comprehensive income	38,990	97,270	59,370
Options converted to shares	(73,372)	(86,470)	(88,469)
Recognition of share-based payment expense	3,129	4,024	13,423
Other reclassifications related to share-based payment			(2,835)
Ending balance, Equity	(892,675)	(830,922)	(861,422)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(3)	(3)	(3)
Ending balance, Equity	(3)		(3)
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	4,019	4,019	4,019
Ending balance, Equity	4,019		4,019
Share- based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	98,817	176,698	176,698
Options converted to shares	(73,372)		(88,469)
Recognition of share-based payment expense	3,129		13,423
Other reclassifications related to share-based payment			(2,835)
Ending balance, Equity	28,574		98,817
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(840,359)	(840,359)	(840,359)
Ending balance, Equity	(840,359)		(840,359)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(123,896)	$ (183,266)	(183,266)
Other comprehensive income	38,990		59,370
Ending balance, Equity	$ (84,906)		$ (123,896)